Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2021
Trade and other payables [abstract]
Summary of Trade and Other Payables

	2021	2020
(in $ millions)	$	$
Non-current liabilities
Other payables	12	3
Employee defined benefit	15	15

	27	18

Current liabilities
Trade payables	167	109
Accrued operating expenses	345	278
Electronic wallets	242	204
Tax payables	29	20
Deposits	20	17
Contract liabilities	9	13
Others	32	20

	844	661